UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02796)

Exact name of registrant as specified in charter:	Putnam High Yield Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2016

Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments:

Putnam High Yield Trust

The fund's portfolio
5/31/16 (Unaudited)

CORPORATE BONDS AND NOTES (83.4%)(a)
		Principal amount	Value

Advertising and marketing services (0.6%)

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2022		$1,815,000	$1,896,675

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2024		989,000	1,035,978

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2025		1,340,000	1,393,600

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2024		1,670,000	1,740,975

			6,067,228
Automotive (0.4%)

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5 1/4s, 2023 (Italy)		2,835,000	2,820,825

Lear Corp. company guaranty sr. unsec. notes 5 1/4s, 2025		290,000	308,850

Lear Corp. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		690,000	729,675

Navistar International Corp. company guaranty sr. unsec. notes 8 1/4s, 2021		1,505,000	1,068,550

			4,927,900
Broadcasting (2.5%)

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2020		1,865,000	1,790,400

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022		3,395,000	3,407,731

Entercom Radio, LLC company guaranty sr. unsec. notes 10 1/2s, 2019		1,205,000	1,274,288

Gray Television, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020		3,400,000	3,565,750

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019		2,740,000	2,150,900

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		748,000	756,415

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		1,478,000	1,559,290

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024		2,755,000	2,823,875

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2024		1,330,000	1,401,488

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020		1,360,000	1,407,600

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021		1,020,000	1,040,400

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2023		1,240,000	1,193,500

Tribune Media Co. company guaranty sr. unsec. notes 5 7/8s, 2022		2,305,000	2,328,050

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5 1/8s, 2025		1,909,000	1,894,683

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021		935,000	977,075

			27,571,445
Building materials (0.9%)

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		2,458,000	2,568,610

Nortek, Inc. company guaranty sr. unsec. sub. notes 8 1/2s, 2021		3,518,000	3,671,913

Standard Industries, Inc. 144A sr. unsec. notes 6s, 2025		1,460,000	1,551,250

Standard Industries, Inc. 144A sr. unsec. notes 5 3/8s, 2024		2,030,000	2,075,675

Standard Industries, Inc./NJ 144A sr. unsec. notes 5 1/8s, 2021		280,000	290,500

			10,157,948
Cable television (5.3%)

Altice SA 144A company guaranty sr. unsec. notes 7 3/4s, 2022 (Luxembourg)		3,995,000	4,054,925

Altice SA 144A company guaranty sr. unsec. notes 7 5/8s, 2025 (Luxembourg)		2,635,000	2,598,769

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017		737,000	783,984

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018		903,000	961,695

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. bonds 5 1/8s, 2023		3,220,000	3,308,550

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 5/8s, 2022		1,585,000	1,681,685

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		3,328,000	3,411,200

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5 1/2s, 2026		1,345,000	1,358,450

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024		3,843,000	3,996,720

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5 3/4s, 2026		634,000	649,850

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021		3,980,000	3,797,955

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021		950,000	907,250

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024		1,500,000	1,350,000

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		750,000	770,625

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		1,750,000	1,619,643

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10 7/8s, 2025		1,670,000	1,899,625

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10 1/8s, 2023		2,175,000	2,436,000

Numericable-SFR SA 144A company guaranty sr. notes 7 3/8s, 2026 (France)		2,275,000	2,294,906

Numericable-SFR SA 144A company guaranty sr. notes 6s, 2022 (France)		4,570,000	4,559,146

Numericable-SFR SA 144A sr. bonds 6 1/4s, 2024 (France)		3,440,000	3,354,000

Numericable-SFR SA 144A sr. bonds 5 5/8s, 2024 (France)	EUR	410,000	472,637

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)		$460,000	471,500

Unitymedia GmbH 144A company guaranty sr. notes 6 1/8s, 2025 (Germany)		1,920,000	1,980,192

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)		2,930,000	3,047,200

Virgin Media Finance PLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (United Kingdom)		1,265,000	1,301,369

Virgin Media Secured Finance PLC 144A sr. notes 5 3/8s, 2021 (United Kingdom)		958,500	996,840

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2019		3,789,000	3,945,296

			58,010,012
Capital goods (7.1%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		6,428,000	6,620,840

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2024		3,035,000	2,974,300

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5s, 2022		602,000	605,010

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2024 (Ireland)		3,950,000	4,029,000

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)		2,010,000	2,055,225

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022		605,000	611,050

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024		3,624,000	3,506,220

Berry Plastics Corp. 144A company guaranty notes 6s, 2022		865,000	888,788

Bombardier, Inc. 144A sr. unsec. unsub. notes 4 3/4s, 2019 (Canada)		2,415,000	2,288,213

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		3,493,000	3,824,835

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7 3/8s, 2026		935,000	1,028,500

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7 3/4s, 2020 (Luxembourg)		1,277,000	1,257,845

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6s, 2022		5,510,000	4,821,250

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022		3,781,000	3,724,285

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)		3,362,000	4,524,869

Manitowoc Foodservice, Inc. 144A sr. unsec. notes 9 1/2s, 2024		4,597,000	5,056,700

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		3,890,000	3,598,250

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022		2,856,000	2,902,410

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2025		1,240,000	1,274,100

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2022		2,630,000	2,715,475

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019		779,000	808,213

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019		490,000	499,800

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)		395,000	410,326

Schaeffler Holding Finance BV 144A company guaranty sr. sub. notes 6 7/8s, 2018 (Netherlands)(PIK)		1,540,000	1,586,200

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		1,538,000	1,593,676

Terex Corp. company guaranty sr. unsec. notes 6s, 2021		3,007,000	2,973,171

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8 3/4s, 2023		3,930,000	3,880,875

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021		500,000	529,534

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2024		2,156,000	2,199,120

TransDigm, Inc. 144A company guaranty sr. unsec. sub. bonds 6 3/8s, 2026		1,460,000	1,461,825

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025		3,175,000	3,175,000

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022		1,130,000	1,136,215

			78,561,120
Chemicals (2.6%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		2,435,000	2,428,913

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023		2,085,000	2,408,175

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)		2,309,000	2,511,038

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7s, 2025		890,000	780,419

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2023		1,325,000	1,189,188

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		3,400,000	3,213,000

Huntsman International, LLC company guaranty sr. unsec. notes 5 1/8s, 2022		1,480,000	1,491,100

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		1,775,000	1,806,063

Kraton Polymers LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2023		2,405,000	2,543,288

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)		2,440,000	2,440,000

PQ Corp. 144A company guaranty sr. notes 6 3/4s, 2022		650,000	676,000

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2023		1,620,000	1,632,798

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		3,842,000	4,062,915

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021		970,000	1,005,764

			28,188,661
Commercial and consumer services (0.3%)

Mustang Merger Corp. 144A sr. unsec. notes 8 1/2s, 2021		530,000	553,850

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023		2,675,000	2,735,188

			3,289,038
Construction (2.9%)

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023		3,180,000	3,370,800

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023		2,870,000	3,121,125

Builders FirstSource, Inc. 144A sr. notes 7 5/8s, 2021		1,842,000	1,934,100

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)		1,595,000	1,730,575

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)		1,205,000	1,174,875

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)		675,000	712,193

Cemex SAB de CV 144A company guaranty sr. notes 6 1/8s, 2025 (Mexico)		550,000	534,875

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.7s, 2025 (Mexico)		2,020,000	1,901,325

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8s, 2021		585,000	552,825

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2023		4,498,000	4,992,780

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020		2,326,000	2,453,930

HD Supply, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2024		1,105,000	1,149,200

U.S. Concrete, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2024		1,735,000	1,735,000

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021		485,000	509,856

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025		1,975,000	2,098,438

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6s, 2023		3,911,000	3,637,230

			31,609,127
Consumer (0.4%)

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		1,725,000	914,250

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5 3/4s, 2025		1,390,000	1,452,550

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2022		140,000	149,275

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2020		175,000	183,531

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2024		1,350,000	1,427,625

			4,127,231
Consumer staples (4.6%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6s, 2022 (Canada)		3,850,000	3,989,563

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)		990,000	1,009,800

Ashtead Capital, Inc. 144A company guaranty notes 6 1/2s, 2022		2,345,000	2,456,388

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024		1,630,000	1,650,375

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022		1,000,000	920,000

BlueLine Rental Finance Corp. 144A notes 7s, 2019		2,530,000	2,137,850

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8s, 2022		3,305,000	3,114,963

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021		5,374,000	5,387,435

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023		295,000	303,481

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		2,576,000	2,907,614

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)		3,555,000	3,608,325

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)		545,000	562,713

Dean Foods Co. 144A company guaranty sr. unsec. notes 6 1/2s, 2023		3,060,000	3,182,400

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		2,815,000	2,111,250

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)		1,845,000	1,785,038

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)		685,000	705,550

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)		589,000	606,670

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)		120,000	124,800

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018		460,000	464,600

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025		1,160,000	1,169,431

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2024		450,000	473,625

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021		2,015,000	2,040,188

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021		4,440,000	4,440,000

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2023		3,081,000	3,258,158

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		675,000	371,250

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5 3/8s, 2022		1,150,000	1,229,063

			50,010,530
Energy (8.2%)

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55s, 2026		1,200,000	1,278,821

Antero Resources Corp. company guaranty sr. unsec. notes 5 5/8s, 2023		1,145,000	1,116,375

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5 1/8s, 2022		1,000,000	957,500

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2021		1,365,000	1,330,875

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022		4,158,000	3,575,880

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2021		415,000	358,975

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024 (Canada)		1,707,000	1,322,925

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 1/8s, 2021 (Canada)		255,000	206,550

California Resources Corp. 144A company guaranty notes 8s, 2022		4,125,000	3,011,250

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada) (In default)(NON)		1,390,500	615,296

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022		2,688,000	2,163,840

Concho Resources, Inc. company guaranty sr. unsec. notes 5 1/2s, 2023		3,545,000	3,545,000

Continental Resources, Inc. company guaranty sr. unsec. notes 3.8s, 2024		605,000	527,863

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5s, 2022		1,765,000	1,667,925

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023		1,580,000	1,438,788

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		478,000	339,978

Denbury Resources, Inc. 144A company guaranty notes 9s, 2021		2,785,000	2,739,744

Devon Financing Company, LLC company guaranty sr. unsec. unsub. bonds 7 7/8s, 2031		1,095,000	1,172,273

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023		1,045,000	532,950

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9 3/8s, 2020		4,915,000	3,157,888

Halcon Resources Corp. company guaranty sr. unsec. notes 9 3/4s, 2020		45,000	8,888

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021		6,110,000	1,206,725

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020		1,240,000	1,165,600

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031		1,310,000	1,417,594

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021		2,088,000	506,340

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		3,965,000	3,989,781

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)		2,338,000	93,520

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020 (In default)(NON)		5,923,000	1,628,825

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)(F)		699,000	38

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7s, 2024 (Canada)		1,097,000	844,690

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)		755,000	594,563

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2017 (In default)(NON)(FWC)		2,825,000	932,250

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022		3,240,000	3,256,200

Newfield Exploration Co. sr. unsec. unsub. notes 5 5/8s, 2024		1,130,000	1,124,350

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026		2,140,000	2,087,163

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 1/2s, 2021		906,000	826,725

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2023		1,130,000	1,022,650

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022		3,445,000	3,169,400

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2023		1,120,000	929,600

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2022		600,000	517,500

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022		1,385,000	1,416,163

Sabine Pass Liquefaction, LLC sr. notes 5 5/8s, 2023		1,850,000	1,868,500

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016		1,908,000	1,950,930

Sabine Pass LNG LP company guaranty sr. sub. notes 6 1/2s, 2020		1,060,000	1,106,375

Samson Investment Co. company guaranty sr. unsec. notes 9 3/4s, 2020 (In default)(NON)		4,125,000	61,875

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020 (In default)(NON)		2,760,000	1,090,200

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)		2,300,000	2,328,750

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8 1/4s, 2020 (Canada)		1,470,000	1,534,313

Seventy Seven Energy, Inc. sr. unsec. sub. notes 6 1/2s, 2022 (In default)(NON)		1,280,000	70,400

Seventy Seven Operating, LLC company guaranty sr. unsec. unsub. notes 6 5/8s, 2019 (In default)(NON)		3,145,000	1,438,838

SM Energy Co. sr. unsec. notes 6 1/2s, 2021		1,255,000	1,173,425

SM Energy Co. sr. unsec. sub. notes 5s, 2024		2,593,000	2,217,300

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		1,213,000	1,109,895

SM Energy Co. sr. unsec. unsub. notes 6 1/8s, 2022		820,000	750,300

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)	CAD	1,400,000	896,786

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada) (In default)(NON)		$665,000	129,675

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022		1,190,000	255,850

Unit Corp. company guaranty sr. unsec. sub. notes 6 5/8s, 2021		652,000	472,700

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		623,000	527,993

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5s, 2019		1,845,000	1,660,500

Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55s, 2024		415,000	362,088

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 7/8s, 2021		639,000	674,145

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 3/4s, 2031		438,000	431,430

Williams Cos., Inc. (The) sr. unsec. unsub. notes 3.7s, 2023		485,000	408,613

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		1,986,000	1,946,526

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2023		1,925,000	1,751,750

WPX Energy, Inc. sr. unsec. notes 7 1/2s, 2020		1,430,000	1,401,400

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022		5,101,000	4,590,900

			90,010,718
Entertainment (1.8%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022		1,760,000	1,777,600

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/4s, 2025		1,920,000	1,905,600

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022		1,846,000	1,892,150

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2023		1,179,000	1,167,210

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2020		2,805,000	2,934,731

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2026		1,010,000	1,052,925

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2025		770,000	766,150

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2023		2,170,000	2,218,825

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022		1,817,000	1,871,510

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021		3,704,000	3,835,936

			19,422,637
Financials (8.2%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		2,615,000	2,536,550

Ally Financial, Inc. company guaranty sr. unsec. notes 8s, 2031		5,627,000	6,611,725

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025		1,460,000	1,478,250

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058		2,072,000	2,569,280

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)		1,200,000	1,242,000

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity		1,010,000	1,030,200

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025		495,000	514,812

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023		363,000	372,419

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023		1,435,000	1,460,113

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		1,560,000	1,634,100

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022		1,536,000	1,572,480

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q, 5.95s, perpetual maturity		645,000	629,681

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020		2,780,000	1,438,650

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025		1,255,000	1,292,650

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020		1,325,000	1,368,063

Credit Acceptance Corp. company guaranty sr. unsec. notes 7 3/8s, 2023		1,060,000	1,020,250

Credit Acceptance Corp. company guaranty sr. unsec. notes 6 1/8s, 2021		1,930,000	1,862,450

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6 1/4s, perpetual maturity (Switzerland)		525,000	505,313

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020		2,555,000	1,603,263

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151s, 2031		2,092,000	2,468,351

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022		1,020,000	1,065,900

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023		2,150,000	2,176,875

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2025(R)		2,165,000	2,100,050

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15s, 2066		1,016,000	335,280

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8 1/8s, 2019(PIK)		705,000	662,700

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021		2,858,000	2,800,840

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020		2,183,000	2,112,747

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022		1,902,000	1,749,840

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		830,000	917,150

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13s, perpetual maturity (United Kingdom)	GBP	1,265,000	3,045,054

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)		$343,000	343,858

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2024(R)		995,000	1,064,650

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022(R)		1,440,000	1,506,600

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2020		1,380,000	1,307,550

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		2,940,000	2,544,923

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022		2,340,000	2,436,525

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019		934,000	670,145

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2019		1,180,000	1,191,800

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021		2,337,000	2,360,370

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		1,440,000	1,260,000

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		2,791,000	2,651,450

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8s, perpetual maturity (United Kingdom)		1,055,000	1,035,037

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648s, perpetual maturity (United Kingdom)		6,390,000	7,540,200

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)		1,340,000	1,281,375

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8 1/4s, 2020		760,000	790,400

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021		835,000	826,650

Springleaf Finance Corp. sr. unsec. unsub. notes 5 1/4s, 2019		615,000	587,325

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020		1,625,000	1,531,563

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8 1/2s, 2018		1,919,000	1,477,630

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		2,636,000	2,629,410

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		2,220,000	2,208,900

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4 7/8s, 2026(R)		360,000	369,207

Walter Investment Management Corp. company guaranty sr. unsec. notes 7 7/8s, 2021		1,215,000	698,625

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023		1,739,000	1,725,958

			90,217,187
Forest products and packaging (2.1%)

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020		3,958,000	4,007,475

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)		4,150,000	4,056,625

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7 1/2s, 2020		2,550,000	2,642,438

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)		2,664,000	2,683,980

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)		2,635,000	2,690,994

Pactiv LLC sr. unsec. unsub. bonds 8 3/8s, 2027		260,000	265,200

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025		1,385,000	1,398,850

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033		2,177,000	2,285,850

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)		2,863,000	3,374,761

			23,406,173
Gaming and lottery (2.5%)

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023		2,470,000	2,589,795

Boyd Gaming Corp. 144A company guaranty sr. unsec. unsub. bonds 6 3/8s, 2026		730,000	751,900

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7s, 2023		2,475,000	2,586,375

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD	3,139,000	2,447,575

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021		$1,765,000	1,842,219

Penn National Gaming, Inc. sr. unsec. sub. notes 5 7/8s, 2021		2,599,000	2,670,473

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019		1,097,000	1,128,539

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		6,261,000	6,511,440

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022		7,434,000	6,021,540

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020		675,000	408,375

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022		565,000	570,650

			27,528,881
Health care (7.9%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6 1/8s, 2021		3,145,000	3,231,488

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5 1/8s, 2022		1,675,000	1,683,375

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023		2,910,000	2,560,800

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022		2,415,000	2,481,413

Centene Escrow Corp. 144A sr. unsec. notes 6 1/8s, 2024		2,175,000	2,290,558

Centene Escrow Corp. 144A sr. unsec. notes 5 5/8s, 2021		675,000	702,000

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021		1,170,000	1,168,538

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022		2,150,000	1,847,689

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)		2,755,000	2,569,038

ConvaTec Healthcare E SA 144A company guaranty sr. unsec. unsub. notes 10 1/2s, 2018 (Luxembourg)		2,131,000	2,202,921

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022		3,825,000	3,122,156

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s, 2022 (Netherlands)		2,280,000	2,337,000

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023		1,298,000	1,129,260

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025 (Ireland)		875,000	759,063

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6s, 2023 (Ireland)		3,850,000	3,392,813

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022		2,685,000	2,611,163

HCA, Inc. company guaranty sr. bonds 5 1/4s, 2026		1,955,000	2,008,763

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020		4,955,000	5,450,500

HCA, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2022		705,000	799,294

HCA, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2025		690,000	700,350

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023		2,605,000	2,659,705

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)		2,660,000	2,653,350

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10 1/2s, 2018		3,820,000	3,820,000

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7 7/8s, 2021		1,695,000	1,818,362

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)		2,050,000	1,850,125

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2023		910,000	931,048

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		1,605,000	1,603,042

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)		2,145,000	2,180,954

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022		2,554,000	2,665,738

Service Corp. International/US sr. unsec. unsub. notes 5 3/8s, 2024		3,800,000	3,933,000

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023		1,285,000	1,307,488

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021		3,175,000	3,194,844

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		860,000	907,300

Tenet Healthcare Corp. company guaranty sr. sub. notes 6s, 2020		2,520,000	2,652,300

Tenet Healthcare Corp. 144A company guaranty sr. FRN 4.134s, 2020		2,920,000	2,905,400

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 7s, 2020		1,425,000	1,286,063

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2025		2,100,000	1,756,125

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2023		2,345,000	1,975,663

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021		925,000	781,625

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		1,100,000	913,000

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2020		1,620,000	1,429,650

			86,272,964
Homebuilding (2.5%)

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5 3/4s, 2023		1,944,000	2,019,330

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)		3,150,000	3,197,250

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)		815,000	777,306

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021		2,948,000	3,158,045

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2024		1,230,000	1,297,650

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		5,030,000	5,105,450

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		500,000	496,250

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2021		1,375,000	1,405,938

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)		3,056,000	2,971,960

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032		2,499,000	2,811,375

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2026		2,505,000	2,553,547

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024		1,535,000	1,504,300

			27,298,401
Household furniture and appliances (0.1%)

Tempur Sealy International, Inc. 144A company guaranty sr. unsec. unsub. bonds 5 1/2s, 2026		1,160,000	1,165,800

			1,165,800
Lodging/Tourism (0.7%)

MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		920,000	966,000

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019		569,000	644,393

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021		945,000	1,017,056

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		4,607,000	4,560,930

			7,188,379
Media (0.4%)

EMI Music Publishing Group North America Holdings, Inc. 144A sr. unsec. notes 7 5/8s, 2024		2,005,000	2,052,619

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2021 (Luxembourg)		2,680,000	2,787,200

			4,839,819
Metals (3.2%)

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)		1,525,000	1,788,063

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)		2,199,000	2,149,523

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)		1,654,000	1,265,310

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)		1,520,000	1,200,800

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)		1,554,000	1,243,200

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022		960,000	900,000

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		1,590,000	1,478,700

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55s, 2022 (Indonesia)		230,000	192,625

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)		3,634,000	3,016,220

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018		3,385,000	3,452,700

Joseph T Ryerson & Son, Inc. 144A sr. notes 11s, 2022		1,980,000	2,034,450

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)		1,405,000	1,410,269

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2022 (Canada)		1,060,000	1,001,700

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		5,045,000	5,234,188

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022		3,670,000	3,853,500

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024		855,000	878,684

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023		1,150,000	1,179,670

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8 1/2s, 2024 (Canada)		320,000	328,400

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021 (Canada)		480,000	490,800

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7 5/8s, 2021		3,680,000	2,576,000

			35,674,802
Regional Bells (0.7%)

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021		1,605,000	1,496,663

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025		2,393,000	2,434,878

Frontier Communications Corp. 144A sr. unsec. notes 10 1/2s, 2022		2,555,000	2,660,394

Frontier Communications Corp. 144A sr. unsec. notes 8 7/8s, 2020		785,000	834,063

			7,425,998
Retail (2.4%)

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017		2,434,000	2,074,985

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021		1,941,000	786,105

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2023		870,000	918,938

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2020		605,000	630,713

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019		2,320,000	2,372,200

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020		420,000	388,500

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		1,815,000	1,588,125

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		3,805,000	3,700,363

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		215,000	239,456

L Brands, Inc. company guaranty sr. unsec. sub. notes 5 5/8s, 2022		1,470,000	1,569,225

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028		1,996,000	1,796,400

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8 3/4s, 2021(PIK)		3,665,000	2,574,663

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8s, 2021		3,085,000	2,329,175

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2026		1,305,000	1,295,213

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022		2,490,000	2,552,250

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024		1,860,000	1,860,000

			26,676,311
Technology (4.0%)

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		1,400,000	395,500

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		6,075,000	4,404,375

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025		3,111,000	3,165,443

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35s, 2046		505,000	514,080

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45s, 2023		2,740,000	2,786,150

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7s, 2023		3,915,000	3,968,831

First Data Corp. 144A notes 5 3/4s, 2024		2,590,000	2,590,000

First Data Corp. 144A sr. notes 5 3/8s, 2023		2,095,000	2,147,375

Infor US, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022		5,627,000	5,162,773

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020		734,000	768,784

Iron Mountain, Inc. company guaranty sr. unsec. notes 6s, 2023(R)		2,400,000	2,502,000

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)		915,000	965,325

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		2,195,000	1,997,450

Micron Technology, Inc. 144A sr. notes 7 1/2s, 2023		1,110,000	1,165,500

NXP BV/NXP Funding, LLC 144A Company guaranty sr. unsec. notes 4 5/8s, 2023 (Netherlands)		3,045,000	3,060,255

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		3,135,000	3,119,325

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (Japan)		935,000	960,713

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019		820,000	401,800

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022		3,565,000	3,801,181

			43,876,860
Telecommunications (3.2%)

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7 5/8s, 2025 (Luxembourg)		1,100,000	1,025,750

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)		3,465,000	3,005,888

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)		2,585,000	2,274,800

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		926,000	629,680

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		379,000	112,753

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8 1/8s, 2023 (Luxembourg)		758,000	225,505

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022		1,925,000	1,968,313

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021		965,000	1,008,425

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		1,005,000	1,022,789

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022		1,275,000	1,294,125

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		1,656,000	1,769,347

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6 7/8s, 2028		5,247,000	3,915,574

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018		2,086,000	2,218,983

Sprint Corp. company guaranty sr. unsec. sub. notes 7 7/8s, 2023		7,240,000	5,647,200

Sprint Corp. company guaranty sr. unsec. sub. notes 7 1/4s, 2021		4,075,000	3,300,750

West Corp. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2022		4,885,000	4,433,138

Wind Acquisition Finance SA 144A company guaranty notes 7 3/8s, 2021 (Luxembourg)		1,405,000	1,329,481

			35,182,501
Telephone (1.8%)

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 5/8s, 2023		2,054,000	2,172,105

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 3/8s, 2025		4,140,000	4,336,650

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021		1,444,000	1,512,590

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6s, 2023		405,000	422,213

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023		145,000	153,700

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021		2,015,000	2,120,788

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		2,353,000	2,482,415

Windstream Services, LLC company guaranty sr. unsec. notes 7 3/4s, 2021		3,317,000	2,894,083

Windstream Services, LLC company guaranty sr. unsec. notes 6 3/8s, 2023		4,699,000	3,615,317

			19,709,861
Textiles (0.1%)

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024		1,450,000	1,450,000

			1,450,000
Tire and rubber (0.3%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022		2,766,000	2,396,048

Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5s, 2026		755,000	763,494

			3,159,542
Transportation (0.8%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023		3,445,000	3,350,263

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		5,382,000	5,355,090

			8,705,353
Utilities and power (4.9%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020		791,000	923,493

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025		3,836,000	3,836,000

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023		950,000	938,125

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021		3,465,000	3,958,763

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95s, 2026		840,000	842,218

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025		4,635,000	4,484,363

Calpine Corp. 144A company guaranty sr. notes 6s, 2022		900,000	942,750

Calpine Corp. 144A company guaranty sr. sub. notes 5 7/8s, 2024		550,000	576,125

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85s, 2037		3,492,000	3,377,888

DPL, Inc. sr. unsec. sub. notes 6 1/2s, 2016		231,000	234,465

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		225,000	217,125

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019		4,379,000	4,389,948

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024		150,000	144,000

El Paso Natural Gas Co., LLC company guaranty sr. unsec. notes 8 5/8s, 2022		1,597,000	1,828,257

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)		2,519,128	2,903,295

Energy Transfer Equity LP company guaranty sr. notes 7 1/2s, 2020		1,785,000	1,820,700

Energy Transfer Equity LP sr. sub. notes 5 7/8s, 2024		1,440,000	1,335,600

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031		1,285,000	905,925

GenOn Americas Generation, LLC sr. unsec. notes 8 1/2s, 2021		3,241,000	2,430,750

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		610,000	480,375

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020		765,000	548,888

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7 7/8s, 2021		6,021,000	6,246,788

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2026		2,050,000	2,044,875

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5s, 2022		1,260,000	1,236,885

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		200,000	205,796

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		1,840,000	1,878,158

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		1,720,000	1,682,370

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023		1,177,000	1,107,180

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022		2,385,000	2,289,600

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)		1,345,000	416,950

			54,227,655

Total corporate bonds and notes (cost $965,473,996)			$915,960,082

SENIOR LOANS (5.3%)(a)(c)
		Principal amount	Value

Basic materials (0.1%)

Kraton Polymers, LLC/Kraton Polymers Capital Corp. bank term loan FRN Ser. B , 6s, 2022		$1,120,000	$1,107,400

Solenis International LP bank term loan FRN 7 3/4s, 2022		235,000	214,438

			1,321,838
Capital goods (0.1%)

Manitowac Foodservice, Inc. bank term loan FRN 5 3/4s, 2023		1,225,846	1,234,529

			1,234,529
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021		1,865,000	1,820,706

			1,820,706
Consumer cyclicals (3.5%)

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022		2,545,066	2,463,412

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017		5,210,117	5,216,630

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 3/4s, 2017		1,029,825	1,035,832

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021		3,669,638	3,424,994

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020		856,780	855,709

DBP Holding Corp. bank term loan FRN Ser. B, 5 1/4s, 2019		916,070	837,059

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019		2,301,368	1,724,587

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.189s, 2019		2,546,000	1,952,993

J Crew Group, Inc. bank term loan FRN Ser. B, 4s, 2021		3,031,797	2,251,652

Jeld-Wen, Inc. bank term loan FRN 5 1/4s, 2021		1,522,292	1,523,560

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4 3/4s, 2022		1,880,550	1,882,117

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020		3,872,408	3,659,425

PET Acquisition Merger Sub, LLC bank term loan FRN Ser. B1, 5 3/4s, 2023		2,977,538	2,996,680

ROC Finance, LLC bank term loan FRN 5s, 2019		2,302,578	2,198,962

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6s, 2021		1,466,288	1,451,625

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021		1,563,988	1,450,599

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020		1,573,340	1,520,240

Travelport Finance Sarl bank term loan FRN Ser. B, 5 3/4s, 2021 (Luxembourg)		1,048,892	1,050,859

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019		1,260,127	1,234,399

			38,731,334
Consumer staples (0.1%)

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021		1,440,000	1,068,000

			1,068,000
Energy (0.3%)

MEG Energy Corp. bank term loan FRN Ser. B, 3 3/4s, 2020 (Canada)		2,230,000	1,949,856

Western Refining, Inc. bank term loan FRN Ser. B2, 4 1/2s, 2023		980,000	961,625

			2,911,481
Financials (—%)

iStar, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)		412,702	411,670

			411,670
Health care (0.6%)

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021		950,625	943,495

Concordia Healthcare Corp. bank term loan FRN Ser. B, 5 1/4s, 2021 (Canada)		2,189,513	2,168,986

Multiplan, Inc. bank term loan FRN Ser. B, 5s, 2023		960,000	966,240

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)		820,317	806,474

Quorum Health Corp. bank term loan FRN 6 3/4s, 2022		1,295,000	1,290,953

			6,176,148
Technology (0.3%)

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020		2,575,976	1,867,583

ON Semiconductor Corp. bank term loan FRN Ser. B, 5 1/4s, 2023		1,220,000	1,228,896

			3,096,479
Utilities and power (0.1%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.918s, 2017		4,891,407	1,532,933

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.918s, 2017		50,201	15,733

			1,548,666

Total senior loans (cost $64,046,379)			$58,320,851

COMMON STOCKS (1.7%)(a)
		Shares	Value

Ally Financial, Inc.(NON)		122,265	$2,193,434

Berry Plastics Group, Inc.(NON)		62,115	2,433,045

Boise Cascade Co.(NON)		56,335	1,293,452

CIT Group, Inc.		35,508	1,216,504

DISH Network Corp. Class A(NON)		28,200	1,407,180

Eldorado Resorts, Inc.(NON)		87,925	1,310,083

Gaming and Leisure Properties, Inc.(R)		50,034	1,646,619

General Motors Co.		31,956	999,584

Hilton Worldwide Holdings, Inc.		42,995	893,436

Live Nation Entertainment, Inc.(NON)		72,585	1,752,928

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)		87,188	872

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)		87,188	872

Penn National Gaming, Inc.(NON)		139,835	2,191,214

Service Corp. International/US		60,225	1,650,165

Tribune Media Co. Class 1C(F)		297,958	74,489

Vantage Drilling International (Units) (Cayman Islands)(NON)		1,472	125,120

Total common stocks (cost $18,210,200)			$19,188,997

CONVERTIBLE PREFERRED STOCKS (1.1%)(a)
		Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.		2,467	$2,083,776

American Tower Corp. $5.50 cv. pfd.(R)		23,000	2,429,375

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)		14,630	1,596,426

EPR Properties Ser. C, $1.438 cv. pfd.(R)		75,313	2,093,114

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.		40,485	2,928,685

Tyson Foods, Inc. $2.375 cv. pfd.		15,619	1,105,044

Total convertible preferred stocks (cost $11,001,343)			$12,236,420

CONVERTIBLE BONDS AND NOTES (0.4%)(a)
		Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)		$1,377,000	$1,431,219

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8s, 2018		1,132,000	1,710,028

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018		886,000	508,896

ON Semiconductor Corp. 144A cv. company guaranty sr. unsec. unsub. notes 1s, 2020		1,008,000	919,800

Total convertible bonds and notes (cost $4,204,236)			$4,569,943

SHORT-TERM INVESTMENTS (7.5%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.41%(AFF)	Shares	80,823,785	$80,823,785

U.S. Treasury Bills 0.26%, June 23, 2016(SEGCCS)		$220,000	219,970

U.S. Treasury Bills 0.25%, June 16, 2016(SEGSF)(SEGCCS)		1,338,000	1,337,885

U.S. Treasury Bills 0.28%, June 9, 2016(SEGSF)(SEGCCS)		364,000	363,982

U.S. Treasury Bills 0.18%, June 2, 2016		66,000	66,000

Total short-term investments (cost $82,811,589)			$82,811,622

TOTAL INVESTMENTS

Total investments (cost $1,145,747,743)(b)			$1,093,087,915

FORWARD CURRENCY CONTRACTS at 5/31/16 (aggregate face value $9,392,225) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	British Pound	Buy	6/15/16	$766,960	$744,768	$22,192
	British Pound	Sell	6/15/16	766,960	777,331	10,371
Goldman Sachs International
	British Pound	Buy	6/15/16	836,631	813,073	23,558
	British Pound	Sell	6/15/16	836,631	847,863	11,232
	Euro	Sell	6/15/16	507,812	496,685	(11,127)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	7/21/16	1,109,852	1,109,054	(798)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	7/21/16	2,171,510	2,171,637	127
UBS AG
	British Pound	Sell	6/15/16	2,572,902	2,431,814	(141,088)

Total						$(85,533)

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 25 Index	B+/P	$314,015	$24,750,000	12/20/20	500 bp	$1,473,745

	Total		$314,015	$1,473,745

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2016. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2015 through May 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,098,863,811.
(b)	The aggregate identified cost on a tax basis is $1,145,972,401, resulting in gross unrealized appreciation and depreciation of $28,293,810 and $81,178,296, respectively, or net unrealized depreciation of $52,884,486.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$42,679,199	$325,152,494	$287,007,908	$182,992	$80,823,785
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $24,912,581 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $141,886 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $121,988 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,293,452	$—	$—
Capital goods	2,433,045	—	—
Communication services	1,407,180	—	—
Consumer cyclicals	7,147,245	—	74,489
Energy	125,120	—	1,744
Financials	5,056,557	—	—
Health care	1,650,165	—	—
Total common stocks	19,112,764	—	76,233
Convertible bonds and notes	—	4,569,943	—
Convertible preferred stocks	—	12,236,420	—
Corporate bonds and notes	—	915,960,044	38
Senior loans	—	58,320,851	—
Short-term investments	80,823,785	1,987,837	—

Totals by level	$99,936,549	$993,075,095	$76,271

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(85,533)	$—
Credit default contracts	—	1,159,730	—

Totals by level	$—	$1,074,197	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,159,730	$—
Foreign exchange contracts	67,480	153,013

Total	$1,227,210	$153,013

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$11,900,000
Centrally cleared credit default contracts (notional)		$17,900,000
Warrants (number of warrants)		2,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Capital Inc. (clearing broker)	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—
	Forward currency contracts#	—	32,563	34,790	—	127	—	67,480

	Total Assets	$—	$32,563	$34,790	$—	$127	$—	$67,480

	Liabilities:
	Centrally cleared credit default contracts§	16,481	—	—	—	—	—	16,481
	Forward currency contracts#	—	—	11,127	798	—	141,088	153,013

	Total Liabilities	$16,481	$—	$11,127	$798	$—	$141,088	$169,494

	Total Financial and Derivative Net Assets	$(16,481)	$32,563	$23,663	$(798)	$127	$(141,088)	$(102,014)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$(121,988)
	Net amount	$(16,481)	$32,563	$23,663	$(798)	$127	$(19,100)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2016